TAXATION	12 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

28.  TAXATION

a.    Prepaid income taxes

	2021	2022
The Company - Corporate income tax	500	19
Subsidiaries - Corporate income tax	662	581
Total	1,162	600
Current portion	(297)	(332)
Non-current portion (Note 14)	865	268

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2021	2022
The Company:
VAT	1,004	155
Article 21 - Individual income tax	—	3
Article 22 - Withholding tax on goods delivery and imports	—	1
Article 23 - Withholding tax on service delivery	81	97
Subsidiaries:
VAT	2,635	1,561
Article 4(2) - Final tax	5	24
Article 23 - Withholding tax on service delivery	36	24
Total	3,761	1,865
Current portion	(2,537)	(1,512)
Non-current portion (Note 14)	1,224	353

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2021	2022
The Company:
Article 25 - Installment of corporate income tax	211	190
Article 29 - Corporate income tax	455	575
Subsidiaries:
Article 25 - Installment of corporate income tax	24	260
Article 29 - Corporate income tax	919	1,782
Total	1,609	2,807

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2021	2022
The Company:
Income taxes
Article 4(2) - Final tax	53	50
Article 21 - Individual income tax	97	79
Article 22 - Withholding tax on goods delivery and imports	8	7
Article 23 - Withholding tax on services	47	48
Article 26 - Withholding tax on non-resident income	3	5
VAT	505	244
VAT - Tax collector	409	286
Sub-total	1,122	719

Subsidiaries:
Income taxes
Article 4(2) - Final tax	214	287
Article 21 - Individual income tax	151	206
Article 22 - Withholding tax on goods delivery and imports	3	5
Article 23 - Withholding tax on services	65	68
Article 26 - Withholding tax on non-resident income	14	262
VAT	745	493
VAT - Tax collector	—	525
Sub-total	1,192	1,846
Total	2,314	2,565

e.    The components of consolidated income tax expense (benefit) are as follows:

	2020	2021	2022
Current
The Company	1,976	2,236	2,134
Subsidiaries	7,822	7,320	7,125
Sub-total	9,798	9,556	9,259
Deferred
The Company	8	(614)	(102)
Subsidiaries	(549)	698	(447)
Sub-total	(541)	84	(549)
Net income tax expense	9,257	9,640	8,710

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022
Estimated taxable income of the Company	10,140	11,593	11,039
Corporate Income Tax:
Current corporate income tax expense:
The Company	1,927	2,202	2,098
Subsidiaries	7,819	7,318	7,125
Current income tax expense of previous year:
The Company	1	—	—
Final tax expense
The Company	48	34	36
Subsidiaries	3	2	—
Total income tax expense - current	9,798	9,556	9,259

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	179	(134)	25
Contract Cost	(45)	(17)	(24)
Leases	(3)	(1)	(1)
Realization of accrual of expenses and inventory write-off (provision for inventory obsolescence)	3	—	(13)
Amortization of (addition to) deferred installation fee	(28)	(64)	(20)
Allowance for expected credit losses	(48)	(71)	10
Provision for employee benefits	(48)	(111)	96
Valuation of long-term investment	(11)	—	—
Amortization of intangible assets, land rights and others	(4)	1	(1)
Depreciation and gain on disposal or sale of property and equipment	13	(217)	(174)
Net	8	(614)	(102)
Telkomsel
Fair value measurement of other financial instruments	—	549	(542)
Leases	29	(84)	58
Allowance for expected credit losses	(384)	103	35
Amortization of license	(27)	28	(6)
Net-periodic post-retirement health care benefit costs	0	—	—
Provision for employee benefits	84	(128)	(33)
Contract liabilities	9	(9)	—
Contract cost	(27)	27	—
Other financial instruments	65	1	234
Depreciation and gain on disposal or sale of property and equipment	(324)	100	(178)
Net	(575)	587	(432)
Subsidiaries - other - net	26	111	(15)
Net income tax benefit - deferred	(541)	84	(549)
Income tax expense - net	9,257	9,640	8,710

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 19% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2020	2021	2022
Profit before income tax consolidation	39,147	43,739	36,430
Less consolidated income subject to final tax - net	(1,675)	(2,378)	(5,807)
	37,472	41,361	30,623
Income tax expense calculated at the Company’s applicable statutory tax rate	7,120	7,859	5,818
Difference in applicable statutory tax rate for subsidiaries	898	1,067	699
Non-deductible expenses	370	(24)	1,994
Final income tax expense	51	36	36
Deferred tax adjustment	210	(230)	(508)
Unrecognized deferred tax	201	17	(61)
Others	407	915	732
Net income tax expense	9,257	9,640	8,710

In October 2021, the Government issued Law No. 7/2021 concerning Harmonization of Tax Regulations. In paragraph (1) letter b Article 17 Chapter III Income Tax Law no. 7/2021 stipulates that the tax rate applied to Taxable Income for domestic corporate taxpayers and permanent establishments is 22%, which comes into force in the 2022 tax year, and for corporate taxpayers in the form of a limited liability company with a total number of paid-up shares is traded on a stock exchange in Indonesia of at least 40% and meeting certain requirements can receive 3% tax rate lower than the expected rate.

The Company applied the tax rate of 19% for the years ended December 31, 2020, 2021 and 2022. The subsidiaries applied the tax rate of 22% for the years ended December 31, 2020, 2021 and 2022.

The Company will submit the above taxable income and current income tax expense computation in its Annual Tax Return for fiscal year 2022 that will be reported to the Tax Office based on prevailing regulations.

g.    Tax assessments

(i)   The Company

Income tax and VAT fiscal year 2015

On April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter (“SKPLB”) for corporate income tax amounting to Rp147 billion, and SKPKBs for underpayment of VAT amounting to Rp13 billion (including penalty of Rp4.1 billion), underpayment of VAT on tax collected amounting to Rp6 billion (including penalty of Rp1.5 billion), underpayment of self-assessed offshore VAT amounting to Rp55.3 billion (including penalty of Rp16.8 billion). The Company also received STP for VAT amounting to Rp34 billion, VAT on tax collected amounting to Rp7 billion, and self-assessed offshore VAT amounting to Rp8 billion.

The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Tax Return of corporate income tax fiscal year 2015 to Annual Tax Return of corporate income tax fiscal year 2016.

The Company also accepted underpayment of VAT, underpayment of VAT on tax collected, and STP for VAT on tax collected amounting to Rp26 billion. The accepted portion was charged to the

2017 consolidated statements of profit or loss and other comprehensive income. On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion and self-assessed offshore VAT amounting to Rp55.3 billion.

On May 3 and 22, 2018, the Tax Authorities issued decision letter on Company’s objections for SKPLB of self-assessed offshore VAT amounting to Rp54.6 billion, wherein Tax Authorities reduced the Company's underpayment and granted all the Company’s objection. The Company agreed with the Tax Authorities decision regarding SKPLB of self-assessed offshore VAT amounting to Rp793 million and charged in the 2018 consolidated statements of profit or loss and other comprehensive income. On July 18, 2018, the Tax Authorities issued Decision Letter on Company’s objections for SKPLB of corporate income tax, wherein the Tax Authorities has granted the several Company’s objection and additional amount of overpayment which should be received amounting to Rp76 billion. On October 10, 2018, the Company filed an appeal.

On July 8, 2020, the Company received appeal decision from the Tax Court regarding corporate income tax dispute for fiscal year 2015. The Tax Court partially approved the appeal filed by the Company. On September 9, 2020, the Company received tax refund of additional overpayment of corporate income tax amounting to Rp90.9 billion.

On October 26, 2020, the Company received notification letter from Tax Court that Tax Authorities filed a judicial review of corporate income tax dispute for fiscal year 2015. On December 2, 2020, the Company filed a contra memorandum for judicial review as response of Tax Authorities judicial review. As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company did not received verdict from the Supreme Court. In accordance with taxation law, for all withholding income tax and VAT except for corporate income tax has passed tax assessment period, therefore all tax liabilities for fiscal year 2015 considered final and has permanent legal force.

The entire file of the Judicial Review Memorandum submitted by the Judicial Review Applicant (DGT) and the Judicial Review Counter Memorandum file sent by the Respondent (Telkom) have been forwarded by the Secretariat of the Tax Court to the Supreme Court on December 13, 2022, with a letter of introduction number PKMA-1594/XII/ PAN.Wk/2022. As of the date of the financial statement, the Company did not receive any decision from Supreme Court.

As of the issuance date of these financial statements, the Company still has not received the Supreme Court decision on the DGT’s request for review. Thus, all tax obligations for 2015 other than the type of corporate income tax can be considered final and have permanent legal force because at the time of issuance of these consolidated financial statements, the 2015 tax obligations have passed the expiration date for tax determination as stipulated in the tax laws and regulations.

Income tax and VAT fiscal year 2018

On December 16, 2020, the Company received Tax Assessment Letter (“SKP”) and STP as result of 2018 tax audit. The DGT issued SKPLB of corporate income tax amounting to Rp101.5 billion, SKPLB of withholding tax article 21 amounting to Rp1.9 billion (include penalty Rp573.9 million), SKPLB of withholding tax article 23 amounting to Rp4 million (include penalty Rp1.2 million) and SKPLB of VAT for fiscal period January to August and October to December amounting to Rp85.3 billion). Furthermore, the DGT issued SKPKB of VAT for fiscal period September amounting to Rp240.5 billion (include penalty Rp59.5 billion), SKPKB of VAT WAPU amounting to Rp15.17 billion (include penalty Rp4.6 billion) and STP of VAT WAPU amounting to Rp1.2 billion.

The Company agreed to receive tax audit correction of corporate income tax amounting Rp1.1 billion, underpayment of withholding tax article 21 amounting to Rp1.9 billion, underpayment of withholding tax article 23 amounting to Rp4 million, VAT tax credit amounting to Rp4.8 billion, STP of VAT WAPU amounting Rp1.2 billion and underpayment of VAT WAPU amounting to Rp15.17 billion. These corrections that have been approved have been charged to the 2020 profit or loss income statement.

The company did not agree with the tax auditor’s correction in imposing VAT on the transfer of the space segment component of assets under construction (“ADK”) transaction of the Merah Putih Satellite to Telkomsat. In March 2021, the Company had submitted a tax objection letter to the Tax Authorities regarding the correction of the tax auditor.

On March 4, 2022, the objection submitted by the Company was granted through the Decree of the Director General of Taxes number KEP- 00253/KEB/PJ/WPJ.19/2022. On April 8, 2022, the Company has received a refund of Rp.270.4 billion according to the Decree. Thus, for all types of taxes in 2018 the Company has received all decisions that are final and have permanent legal force.

VAT fiscal year 2019

On May 12, 2022, the Company received a notice of field audit for overpayment of domestic VAT for period January to December 2019. On November 30, 2022, the Company received SKPKB and STP WAPU VAT for the period January to December 2019 amounting to Rp6.3 billion (including a fine of Rp3.1 billion) and domestic VAT SKPLB for January to December 2019 amounting to Rp 60.8 billion. The company agrees to accept the auditor's tax correction and has charged fines and audit corrections to the 2022 income statement. Thus, for the 2019 VAT tax type, the Company has received a decision that is final and has permanent legal force.

VAT fiscal year 2020

On September 1, 2022, the Company received a notice of field audit for overpayment of domestic VAT for period May 2020. As at the authorization date of these consolidated financial statements, the tax audit process is still ongoing.

(ii)   Telkomsel

Income tax and VAT fiscal year 2014

On May 31, 2019, Telkomsel received the SKPKB and STP for the fiscal year 2014 amounting to Rp150.6 billion (including penalty of Rp54.6 billion). Telkomsel accepted and paid the portion of Rp16.5 billion on June 27, 2019 and recorded it as other expense. On August 20, 2019, Telkomsel has paid amounting to Rp99.1 billion and recorded it as claim for tax refund. Subsequently, on August 23, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp134.1 billion.

On July 15 and July 22, 2020, Telkomsel received objection decision letter from Tax Authorities which accepted Rp27.2 billion and rejected Rp106.8 billion. On August 27, 2020, Telkomsel received partially the tax refund of Rp27.2 billion. On September 28, 2020, Telkomsel filed an appeal to the Tax Court for the 2014 corporate income tax, withholding tax, and VAT.

In April and May 2022, Telkomsel received the Tax Court’s Verdict for the 2014 underpayment of withholding tax and VAT which fully accepted Telkomsel’s appeal amounting to Rp13.7 billion and Rp52.3 billion, respectively. Telkomsel received the tax refund in May and June 2022, and charged the rejected portion of Rp3.6 billion as expense in 2022 consolidated statements of profit or loss.

In August 2022, Telkomsel received notifications that the Tax Authorities had filed judicial reviews to the Supreme Court for the 2014 VAT amounting to Rp8 billion. Telkomsel had submitted its contra memorandums for judicial review in September 2022.

As of the date of approval and authorization for issuance of these financial statements, the results of appeal for corporate income tax and judicial review for VAT have not yet been received.

Income tax and VAT fiscal year 2015

In August 2019, Telkomsel received the SKPKB and STP for corporate income tax, VAT and withholding tax for fiscal year 2015 amounting to Rp384.8 billion (including penalty of Rp54.6 billion). Telkomsel accepted the portion of Rp34.6 billion, which was paid and charged as expense to the 2019 consolidated financial statements of profit or loss. Telkomsel also paid for the remaining amount of underpayment and recorded it as claim for tax refund. In September 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp350.2 billion.

In July 2020, Telkomsel received objection decision letter from Tax Authorities that rejected all Telkomsel’s objection. On September 28, 2020, Telkomsel filed an appeal to the Tax Court for the 2015 corporate income tax, withholding tax, and VAT.

In April and May 2022, Telkomsel received the Tax Court’s Verdict for the 2015 underpayment of withholding tax and VAT which partially accepted Telkomsel’s appeal amounting to Rp52.9 billion. Telkomsel received the tax refund in April and May 2022 and charged the rejected portion of Rp3 billion as expense in 2022 consolidated financial statements of profit or loss.

In August 2022, Telkomsel received notifications that the Tax Authorities had filed judicial reviews to the Supreme Court for the 2015 VAT amounting to Rp23.7 billion. Telkomsel had submitted its contra memorandums for judicial review in September 2022.  As of the date of approval and authorization for issuance of these financial statements, the results of appeal for corporate income tax and judicial review for VAT have not yet been decided.

Income tax and VAT fiscal year 2018

In September 2022, Telkomsel received SKPKB and STP for the 2018 corporate income tax, VAT on taxable goods and withholding tax article 26 amounting to Rp159.8 billion (including penalty of Rp48.6 billion) in total. At the same time, Telkomsel also received tax assessment letters for 2018 VAT on taxable services confirming tax overpayments amounting to Rp40 billion. On October 14, 2022, Telkomsel paid and accepted a portion of the CIT tax assessment of Rp164.79 million, and charged it as expense in the 2022 consolidated statements of profit or loss. Telkomsel also paid the remaining amount of tax assessment for CIT and VAT amounting to Rp57.03 billion, after netting-off with overpayment of Rp40.05 billion. Telkomsel recorded it as claim for tax refund in the consolidated statements of financial position.

On December 13, 2022, Telkomsel filed an objection to the Tax Authorities amounting to Rp119.54 billion for CIT, VAT and WHT. As at the authorization date of these consolidated financial statements, the results of objection have not yet been received.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2021	2022	2021	2022
The Company
Allowance for expected credit losses	895	885	71	(10)
Net periodic pension and other
post-employment benefit costs	1,110	981	134	(25)
Difference between accounting and tax bases of property and equipment	631	805	217	174
Provision for employee benefits	389	293	111	(96)
Deferred installation fee	184	204	64	20
Land rights, intangible assets and others	22	23	(1)	1
Accrued expenses and provision for inventory obsolescence	72	85	—	13
Leases	(4)	(3)	1	1
Capitalization of contract cost	(72)	(48)	17	24
Total deferred tax assets	3,227	3,225	614	102

Telkomsel
Provision for employee benefits	1,228	1,220	128	33
Allowance for expected credit losses	179	144	(103)	(35)
Other financial instruments	384	177	9	(207)
Fair value measurement of financial instruments	(549)	(7)	(549)	542
Difference between accounting and tax bases of property and equipment	(333)	(155)	(100)	178
Leases	(725)	(774)	84	(58)
License amortization	(152)	(146)	(28)	6
Other financial instruments	(65)	(92)	(27)	(27)
Deferred tax assets (liabilities) of Telkomsel - net	(33)	367	(586)	432
Deferred tax assets of the other subsidiaries - net	597	777	146	171
Deferred tax liabilities of the other subsidiaries - net	(825)	(1,023)	(258)	(156)

Deferred tax expense (income)			(84)	549
Total deferred tax assets - net	3,824	4,369
Total deferred tax liabilities - net	(858)	(1,023)

As of December 31, 2020, 2021 and 2022, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized were Rp32,132 billion, Rp25,480 billion and Rp23,652 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.    Administration

In October 2021, the Government also issued Law No.7/2021 on the Harmonization of Tax Regulations, which, among other things, regulates the rates of income tax and VAT. Starting January 1, 2022, the Group applies the income tax rate on employee taxable income in accordance with paragraph (1) letter a of Article 17 Chapter III, and starting April 1 2022 the VAT rate changes to 11%. The company ensures the readiness of the surrounding billing system, administrative and legal aspects of transactions, and builds intensive coordination between units. concerned to prepare for the implementation of these rules.

In February 2022, the Government issued Government Regulation No. 9/2022 concerning the Second Amendment to Government Regulation No. 51/2008 concerning Income Tax on Income from Construction Services Business. The company ensures administrative and legal aspects of transactions and builds solid coordination between related units to prepare for the application of the income tax rate rule for construction service businesses as stipulated in article 3 paragraph (1) of the regulation.

In December 2022, the Government issued Government Regulation No. 55/2022 concerning adjustments to regulations in the field of income tax. The provision of compensation in kind and/or benefits since the 2022 tax year is a tax object for the recipient, and for the Company it can be financed fiscally as long as it is a cost to earn, collect and maintain income (3M). The obligation to withhold income tax for the provision of in-kind and/or benefits is enforced starting January 1, 2023. In this regard, the Company needs to immediately identify the provision of employee benefits in kind and/or enjoyment in accordance with what has been agreed by the Company to employees/employee unions. Next is determining the tax treatment, both in Corporate Income Tax and Article 21 Income Tax. Employees then prepare or adjust the income tax withholding system so that they can carry out appropriate and valid withholding obligations.